8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Tables)	12 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Finder's Warrants Activity

The continuity of finder’s warrants for the year ended September 30, 2018 is as follows:

Expiry date		Exercise price	September 30, 2017	Issued	Exercised	Expired	September 30, 2018
October 7, 2017	(1)	$0.10	155,000	-	(155,000)	-	-
March 28, 2018	(2)	$0.125	20,000	-	-	(20,000)	-
September 6, 2018	(3)	$0.125	173,600	-	-	(173,600)	-
April 25, 2020		$0.10		240,000	-	-	240,000
August 16, 2020		$0.14	26,100	-	-	-	26,100
Outstanding			374,700	240,000	(155,000)	(193,600)	266,100
Weighted average exercise price			$0.12	$0.10	$0.10	$0.125	$0.10

 (1)  The finder’s warrants are exercisable into units, with each unit consisting of one common share and one warrant exercisable at $0.15 until April 7, 2020. On October 4, 2017, 155,000 finder’s warrants were exercised resulting in 155,000 common shares and 155,000 warrants issued.

(2)      The finder’s warrants are exercisable into units, with each unit consisting of one common share and one half warrant exercisable at $0.20 until September 28, 2019.

(3)      The finder’s warrants are exercisable into units, with each unit consisting of one common share and one half warrant exercisable at $0.20 until March 6, 2020.

As at September 30, 2018, the weighted average contractual remaining life of finder’s warrants is 1.60 years (September 30, 2017 – 0.67 years; September 30, 2016 – 1.00 years).

      The continuity of finder’s warrants for the year ended September 30, 2017 is as follows:

Expiry date	Exercise price	September 30, 2016	Issued	Exercised	Expired	September 30, 2017
September 8, 2017	$0.10	223,750	-	(221,875)	(1,875)	-
October 7, 2017	$0.10	155,000	-	-	-	155,000
March 28, 2018	$0.125	20,000	-	-	-	20,000
September 6, 2018	$0.125	-	173,600	-	-	173,600
August 16, 2020	$0.14	-	26,100	-	-	26,100
Outstanding		398,750	199,700	(221,875)	(1,875)	374,700
Weighted average exercise price		$0.10	$0.13	$0.10	$0.10	$0.12

The continuity of finder’s warrants for the year ended September 30, 2016 is as follows:

Expiry date	Exercise price	September 30, 2015	Issued	Exercised	Expired	September 30, 2016
October 3, 2015	$1.50	47,150	-	-	(47,150)	-
October 9, 2015	$1.50	56,500	-	-	(56,500)	-
April 29, 2016	$0.25	6,000	-	-	(6,000)	-
September 8, 2017	$0.10	-	223,750	-	-	223,750
October 7, 2017	$0.10	-	155,000	-	-	155,000
March 28, 2018	$0.125	-	20,000	-	-	20,000
Outstanding		109,650	398,750	-	(109,650)	398,750
Weighted average exercise price		$1.43	$0.10	$Nil	$1.43	$0.10